Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Summary of Accounts Payable

As at December 31, 2022 and 2021, this account consists of:

	2022	2021
		(in million pesos)
Suppliers and contractors (Note 28)	80,725	85,903
Taxes (Note 27)	4,052	1,741
Carriers and other customers (Note 28)	1,745	1,469
Related parties (Notes 25 and 28)	270	200
Others	18,395	10,405
	105,187	99,718